EQUITY METHOD INVESTMENTS	9 Months Ended
Sep. 30, 2013
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

In January 2013, the Company sold its 50% shareholding in Orion Tankers Ltd for book value of $241,000.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59 million new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company's ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain on the dilution of its ownership of $5.2 million in the first quarter in “share of results from associated companies”.

In September 2013, Frontline 2012 completed a private placement of 34.1 million new ordinary shares of $2.00 par value at a subscription price of $6.60. The Company did not buy any of the shares and its ownership decreased from 6.3% to 5.4%. The Company recorded a gain on the dilution of its ownership of $4.7 million in the third quarter in “share of results from associated companies”.